Financial instruments - Carrying amounts and fair values (Detail) $ in Millions	Mar. 12, 2025 USD ($) tranche	Jun. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings (including overdrafts), carrying value		$ 22,031	$ 12,442
Borrowings (including overdrafts), fair value		21,834	12,221
Listed bonds
Disclosure of detailed information about borrowings [line items]
Borrowings (including overdrafts), carrying value		17,355	8,137
Borrowings (including overdrafts), fair value		16,944	7,702
Oyu Tolgoi project finance
Disclosure of detailed information about borrowings [line items]
Borrowings (including overdrafts), carrying value		3,854	3,852
Borrowings (including overdrafts), fair value		4,109	4,103
Other
Disclosure of detailed information about borrowings [line items]
Borrowings (including overdrafts), carrying value		822	453
Borrowings (including overdrafts), fair value		$ 781	$ 416
Fixed And Floating Rate SEC-Registered Debt Securities
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 9,000
Number of tranches | tranche	8
Three Year Note, Floating Rate
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 500
Debt instrument period (in years)	3 years
Three Year Note, Floating Rate | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Basis spread on variable rate	0.84%
Fixed Coupon Rate | Minimum | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Basis spread on variable rate	4.375%
Fixed Coupon Rate | Maximum | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Basis spread on variable rate	5.875%